Borrowings - Summary of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (26)
Total borrowings, net of debt issuance costs	$ 0	5,577
Borrowings—net of debt issuance costs, noncurrent	0	2,693
Borrowings—net of debt issuance costs, noncurrent	$ 0	2,884
Secured Debt | Silicon Valley Bank credit facility
Debt Instrument [Line Items]
Long-term debt, gross		3,333
Loans Payable | Paycheck Protection Program (PPP) Loan
Debt Instrument [Line Items]
Long-term debt, gross		$ 2,270